Income Taxes - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2008	Dec. 31, 2018 CNY (¥)
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		25.00%	25.00%	25.00%	25.00%
Deferred tax assets, valuation allowance	$ 7,711	$ 9,981
Decrease in valuation allowance	2,270
Unrecognized Tax Benefits	1,681	1,873	$ 1,842	$ 2,027
Unrecognized tax benefits that would impact effective tax rate	1,681	1,873	$ 1,842
Unrecognized tax benefits, interest on income taxes expense	203	291
Unrecognized tax benefits, interest on income taxes accrued	859	$ 667
Minimum [Member]
Income Tax [Line Items]
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of domestic subsidiaries	4,980
Maximum [Member]
Income Tax [Line Items]
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of domestic subsidiaries	9,960
Sinovac Beijing
Income Tax [Line Items]
Undistributed earnings of domestic subsidiaries	99,601
PRC Subsidiaries
Income Tax [Line Items]
Operating loss carryforwards	$ 27,517					¥ 189
Operating loss carryforwards expiration period	will expire from 2019 to 2023
Income tax statute of limitation for transfer pricing related matters	10 years
PRC Subsidiaries | Minimum [Member]
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	3 years
PRC Subsidiaries | Maximum [Member]
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	5 years
PRC
Income Tax [Line Items]
Lower withholding tax rate on dividends distributed by foreign invested enterprises	5.00%
Higher withholding tax rate on dividends distributed by foreign invested enterprises	10.00%
PRC | Sinovac Beijing
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters		3 years
Income taxes preferential income tax rate		15.00%
PRC | PRC Subsidiaries
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%